Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Investment properties	$ 68,585	$ 64,613
Equity accounted investments	19,943	20,807
Property, plant and equipment	9,401	5,623
Goodwill	946	832
Intangible assets	966	964
Other non-current assets	5,217	3,578
Loans and notes receivable	372	152
Total non-current assets	105,430	96,569
Current assets
Loans and notes receivable	314	73
Accounts receivable and other	2,176	2,276
Cash and cash equivalents	4,020	2,576
Total current assets	6,510	4,925
Assets held for sale	576	10,510
Total assets	112,516	112,004
Non-current liabilities
Debt obligations	38,858	38,579
Capital securities	2,233	3,024
Other non-current liabilities	2,443	1,499
Deferred tax liabilities	3,064	3,250
Total non-current liabilities	46,598	46,352
Current liabilities
Debt obligations	19,704	13,742
Capital securities	600	61
Accounts payable and other liabilities	3,877	3,762
Total current liabilities	24,181	17,565
Liabilities associated with assets held for sale	0	3,082
Total liabilities	70,779	66,999
Equity
Limited partners	8,217	8,805
General partner	4	4
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	14,688	15,736
FV LTIP units of the Operating Partnership	45	55
Interests of others in operating subsidiaries and properties	18,084	19,706
Total equity	41,737	45,005
Total liabilities and equity	112,516	112,004
Preferred equity
Equity
Preferred equity	$ 699	$ 699